N-2 - USD ($)		3 Months Ended								12 Months Ended
		Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018 [8]	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Cover [Abstract]
Entity Central Index Key										0001253327
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										Eaton Vance Tax-Advantaged Dividend Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	— 1
Offering expenses (as a percentage of offering price)	None 2
Dividend reinvestment plan fees	$5.00 3
1
If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
2
Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
3
You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]									0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to common shares 4
Investment adviser fee	1.06% 5
Interest payments on borrowed funds	1.40% 6, 7
Other expenses	0.07%
Acquired fund fees and expenses	0.05%
Total annual Fund operating expenses	2.58%
4
Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2023.
5
The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
6
As of October 31, 2023, the outstanding borrowings represented approximately 21.8% leverage.
7
Includes interest and fee expense on notes payable.

Management Fees [Percent]	[4],[5]									1.06%
Interest Expenses on Borrowings [Percent]	[4],[6],[7]									1.40%
Acquired Fund Fees and Expenses [Percent]	[4]									0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]									0.07%
Total Annual Expenses [Percent]	[4]									2.58%
Expense Example [Table Text Block]
Example
The following Example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 2.58% of net assets attributable to common shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
1 Year	3 Years	5 Years	10 Years
$26	$80	$137	$291
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the U.S. Securities and Exchange Commission (“SEC”) that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s common shares. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive common shares purchased or issued at a price or value different from NAV. The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 26
Expense Example, Years 1 to 3										80
Expense Example, Years 1 to 5										137
Expense Example, Years 1 to 10										$ 291
Purpose of Fee Table , Note [Text Block]										The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. The table shows Fund expenses stated as a percentage of net assets attributable to common shares, and not as a percentage of total assets.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
Management Fee not based on Net Assets, Note [Text Block]										The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Senior Securities
The following table sets forth information regarding the Fund’s outstanding senior securities as of the end of each of the Fund’s last ten fiscal years. The information in the table below was taken from the Fund’s financial statements for each fiscal year in the ten-year period ended October 31, 2023, and such financial statements have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.
Fiscal Year Ended	Borrowings/Notes Payable Outstanding (in 000's)	Asset Coverage per $1,000 of Borrowings/Notes Payable¹
October 3 1, 2023	$447,000	$4,598
October 31, 2022	447,000	4,970
October 31, 202 1	447,000	5,714
October 31, 2020	447,000	4,454
October 31, 2019	447,000	4,992
October 31, 2018 2	447,000	4,692
August 31, 2018	447,000	4,953
August 31, 2017	447,000	4,619
August 31, 2016	447,000	4,521
August 31, 2015	447,000	4,457
August 31, 2014	447,000	4,739
1
Calculated by subtracting the Fund’s total liabilities (not including the borrowings/notes payable) from the Fund’s total assets, and dividing the result by the borrowings/notes payable balance in thousands.
2
For the two months ended October 31, 2018. Effective September 1, 2018, the fiscal year-end of the Fund changed from August 31 to October 31.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives.
The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation.
Principal Strategies.
Under normal market conditions, the Fund invests at least 80% of its total managed assets in dividend-paying common and preferred stocks that Eaton Vance believes at the time of investment are eligible to pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains (‘‘tax-advantaged dividends’’). For the purposes of the 80% test, total assets is defined as net assets plus any borrowings for investment purposes. The Fund may invest in common and preferred stocks of both domestic and foreign issuers. Preferred stocks may include other hybrid securities. The Fund can invest up to 10% of its net assets in exchange-traded funds (“ETFs”) that invest primarily in preferred stocks. The Fund may also lend its securities. The Fund may invest in preferred stocks of any grade quality. The Fund may invest up to 30% of its total managed assets in securities rated below investment grade quality (which is lower than BBB– as determined by S&P Global Ratings (‘‘S&P’’) or Fitch Ratings (‘‘Fitch’’), Baa3 as determined by Moody’s Investors Service, Inc. (‘‘Moody’s’’) or, if unrated, determined to be of comparable quality by Eaton Vance). Securities of below investment grade quality commonly are referred to as ‘‘junk’’ preferred stocks and bonds, as the case may be.
In addition to investing in stocks that pay tax-advantaged dividends, the Fund may also invest a portion of its assets in stocks and other securities (including preferred stocks, hybrid securities, or bonds) that generate fully taxable ordinary income (i.e., income other than tax-advantaged dividends).
In seeking its objective, the Fund may engage in dividend capture trading. The Fund may use derivatives principally to seek to manage exposure to certain sectors and/or markets in connection with its use of dividend capture trading. The Fund expects to buy and sell equity index futures contracts for this purpose, but may also engage in other types of derivatives to manage such exposures. Additionally, the Fund may also use derivatives for other purposes, such as hedging, to enhance return or as a substitute for the purchase or sale of securities or currencies. Other permitted derivatives include futures contracts on securities and non-equity indices, options on futures contracts, the purchase of put options and the sale of call options on securities held, equity swaps, interest rate swaps, covered short sales, forward sales of stocks, forward currency exchange contracts and currency futures contracts. The Fund may invest in the foregoing derivatives without limitation and use of derivatives may be extensive. The Fund may also invest in credit derivatives (credit default swaps, total return swaps, credit options and other derivative transactions with substantially similar characteristics and risks), provided that the notional value of such derivative instruments entered into for non-hedging purposes does not exceed 5% of the value of preferred stocks held by the Fund.
The Fund may invest a significant portion of its assets in securities of issuers in any single industry or sector of the economy if companies in that industry or sector meet the Fund’s investment criteria. The Fund may not invest 25% or more of its total managed assets in the securities of issuers in any single industry. The Fund may invest a significant portfolio of its assets in the financial services sector.
During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objectives, principal strategies and other policies.
The Fund employs leverage through borrowings to seek opportunities for additional income. Leverage may amplify the Fund’s net asset value of any increase or decrease in the value of investments held. There can be no assurance that the use of borrowings will be successful.

Risk Factors [Table Text Block]
Principal Risks
Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Market Risk.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets, and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Issuer Risk
. The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Internal Revenue Code of 1986, as amended (the “Code”) and future changes in tax laws and regulations. Distributions paid on the common shares may be characterized variously as non-qualified dividends (taxable at ordinary income rates), qualified dividends (generally taxable at long-term capital gains rates), capital gains dividends (taxable at long-term capital gains rates) or return of capital (generally not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are return of capital are tax free to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain on a deemed sale of common shares. common shareholders are required to reduce their tax basis in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of qualified dividend income to be taxable at favorable long-term capital gains rates, a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment.
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Foreign Currency Transactions Risk
. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then ‘‘lock in’’ the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be performed by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.
Sector Risk.
Because the Fund may, under certain market conditions, invest a significant portion of its assets in the utilities and/or financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a more broadly diversified fund. The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.
Preferred Stock Risk.
Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.
Hybrid Securities Risk
. Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.
Contingent Convertible Securities
. Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price.
Value Investing Risk
. The Fund focuses its investments on dividend-paying common and preferred stocks that the Adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in common and preferred stocks. These securities generally are selected on the basis of an issuer’s fundamentals relative to current market price. Such securities are subject to the risk of misestimation of certain fundamental factors. In addition, during certain time periods, market dynamics may favor ‘‘growth’’ stocks over ‘‘value’’ stocks. Disciplined adherence to a ‘‘value’’ investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible equity style mandates.
Income Risk.
The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and fixed-income securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.
Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.
Credit Risk.
Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.
Below Investment Grade Securities Risk
. The Fund’s investments in preferred stocks and bonds of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower quality preferred stocks and bonds are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.
Interest Rate Risk.
In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the durations or maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years. As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings. The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.
Lower Rated Investments Risk.
Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Counterparty Risk
. A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.
ETF Risk.
ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares of the Fund would likely increase, which would tend further to reduce returns to Common Shareholders.
Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
Recent Market Conditions.
The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impeded Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with Fund shareholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Market Disruption
. Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. For example, pursuant to the Fund’s Declaration of Trust, the Fund Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Fund.
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Share Price [Table Text Block]
Trading and NAV Information
The Fund’s common shares have traded both at a premium and a discount to NAV. The Fund cannot predict whether its shares will trade in the future at a premium or discount to NAV. The provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock. The issuance of common shares may have an adverse effect on prices in the secondary market for the Fund’s common shares by increasing the number of common shares available, which may put downward pressure on the market price for the Fund’s common shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV.
In addition, the Fund’s Board of Trustees has authorized the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value.  The share repurchase program does not obligate the Fund to purchase a specific amount of shares. The results of the share repurchase program are disclosed in the Fund’s annual and semi-annual reports to shareholders.
The following table sets forth for each of the periods indicated the high and low closing market prices for the common shares on the New York Stock Exchange, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s common shares were trading as of such date.
	Market Price ($)		NAV per Share on Date of Market Price ($)		NAV Premium/(Discount) on Date of Market Price (%)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
October 31, 2023	23.49	18.70	24.69	21.10	(4.86)	(11.37)
July 31, 2023	23.60	21.34	24.80	22.68	(4.84)	(5.91)
April 30, 2023	24.74	21.39	25.46	22.11	(2.83)	(3.26)
January 31, 2023	24.79	22.49	25.18	23.64	(1.55)	(4.86)
October 31, 2022	26.61	21.42	26.09	21.91	1.99	(2.24)
July 31, 2022	26.36	22.34	26.49	23.12	(0.49)	(3.37)
April 30, 2022	29.44	25.35	27.73	26.45	6.17	(4.16)
January 31, 2022	30.08	26.54	29.09	27.42	3.40	(3.21)

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Common Shares
Outstanding Security, Not Held [Shares]										74,542,782
Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Sector Risk.
Because the Fund may, under certain market conditions, invest a significant portion of its assets in the utilities and/or financial services sectors, the value of Fund shares may be affected by events that adversely affect those sectors and may fluctuate more than that of a more broadly diversified fund. The industries within the financial services sector are subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Dividend Capture Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Dividend Capture Trading Risk.
The use of dividend capture strategies will expose the Fund to higher portfolio turnover, increased trading costs and potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks subject to dividend capture trading.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk.
In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile. Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. The impact of interest rate changes is significantly less for floating-rate instruments that have relatively short periodic rate resets (e.g., ninety days or less). In a rising interest rate environment, the durations or maturities of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Certain instruments held by the Fund were historically based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR was used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. Upon a determination by regulators to phase out the use of LIBOR, market participants have been transitioning to the use of alternative reference rates over the past few years. As of June 30, 2023, the administrator of LIBOR ceased publishing LIBOR settings. The impact of the transition away from LIBOR on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The transition away from LIBOR and the use of replacement rates may adversely affect transactions that used LIBOR as a reference rate, financial institutions, funds and other market participants that engaged in such transactions, and the financial markets generally.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Below Investment Grade Securities Risk
. The Fund’s investments in preferred stocks and bonds of below investment grade quality, if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower quality preferred stocks and bonds are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Issuer Risk
. The value of common and preferred stocks may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Lower Rated Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Lower Rated Investments Risk.
Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) are speculative because of increased credit risk relative to other fixed income investments. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares of the Fund would likely increase, which would tend further to reduce returns to Common Shareholders.

Contingent Convertible Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Contingent Convertible Securities
. Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Disruption
. Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Foreign Currency Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Transactions Risk
. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.
Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then ‘‘lock in’’ the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be performed by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Counterparty Risk
. A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Recent Market Conditions.
The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk.
Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

TaxSensitive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impeded Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with Fund shareholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Internal Revenue Code of 1986, as amended (the “Code”) and future changes in tax laws and regulations. Distributions paid on the common shares may be characterized variously as non-qualified dividends (taxable at ordinary income rates), qualified dividends (generally taxable at long-term capital gains rates), capital gains dividends (taxable at long-term capital gains rates) or return of capital (generally not currently taxable). The ultimate tax characterization of the Fund’s distributions made in a calendar year may not finally be determined until after the end of that calendar year. Distributions to a common shareholder that are return of capital are tax free to the amount of the common shareholder’s current tax basis in his or her common shares, with any distribution amounts exceeding such basis treated as capital gain on a deemed sale of common shares. common shareholders are required to reduce their tax basis in common shares by the amount of tax-free return of capital distributions received, thereby increasing the amount of capital gain (or decreasing the amount of capital loss) to be recognized upon a later disposition of the common shares. In order for Fund distributions of qualified dividend income to be taxable at favorable long-term capital gains rates, a common shareholder must meet certain prescribed holding period and other requirements with respect to his or her common shares. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment.

Hybrid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Hybrid Securities Risk
. Hybrid securities generally possess characteristics common to both equity and debt securities. Preferred stocks, convertible securities, and certain debt obligations are types of hybrid securities. Hybrid securities generally have a preference over common stock in the event of the issuer’s liquidation and perpetual or near perpetual terms at time of issuance. Hybrid securities generally do not have voting rights or have limited voting rights. Because hybrid securities have both debt and equity characteristics, their values vary in response to many factors, including general market and economic conditions, issuer-specific events, changes in interest rates, credit spreads and the credit quality of the issuer, and, for convertible securities, factors affecting the securities into which they convert.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Preferred Stock Risk.
Although preferred stocks represent an ownership interest in an issuer, preferred stocks generally do not have voting rights or have limited voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks are subject to issuer-specific risks generally applicable to equity securities and credit and interest rate risks generally applicable to fixed-income securities. The value of preferred stock generally declines when interest rates rise and may react more significantly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects.

ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	ETF Risk.
ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. For example, pursuant to the Fund’s Declaration of Trust, the Fund Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Fund.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Risk.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets, and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Value Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Value Investing Risk
. The Fund focuses its investments on dividend-paying common and preferred stocks that the Adviser believes are undervalued or inexpensive relative to other investments. These types of securities may present risks in addition to the general risks associated with investing in common and preferred stocks. These securities generally are selected on the basis of an issuer’s fundamentals relative to current market price. Such securities are subject to the risk of misestimation of certain fundamental factors. In addition, during certain time periods, market dynamics may favor ‘‘growth’’ stocks over ‘‘value’’ stocks. Disciplined adherence to a ‘‘value’’ investment mandate during such periods can result in significant underperformance relative to overall market indices and other managed investment vehicles that pursue growth style investments and/or flexible equity style mandates.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Income Risk.
The Fund’s ability to distribute income to shareholders will depend on the yield available on the common and preferred stocks and other hybrid securities and fixed-income securities held by the Fund. Changes in the dividend policies of companies held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Common Share [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 18.7	$ 21.34	$ 21.39	$ 22.49	$ 21.42	$ 22.34	$ 25.35	$ 26.54
Highest Price or Bid		23.49	23.6	24.74	24.79	26.61	26.36	29.44	30.08
Lowest Price or Bid, NAV		21.1	22.68	22.11	23.64	21.91	23.12	26.45	27.42
Highest Price or Bid, NAV		$ 24.69	$ 24.8	$ 25.46	$ 25.18	$ 26.09	$ 26.49	$ 27.73	$ 29.09
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(4.86%)	(4.84%)	(2.83%)	(1.55%)	1.99%	(0.49%)	6.17%	3.40%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(11.37%)	(5.91%)	(3.26%)	(4.86%)	(2.24%)	(3.37%)	(4.16%)	(3.21%)
Senior Securities [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 447,000,000				$ 447,000,000				$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000	$ 447,000,000
Senior Securities Coverage per Unit	[9]	$ 4,598				$ 4,970				$ 4,598	$ 5,714	$ 4,454	$ 4,992	$ 4,692	$ 4,953	$ 4,619	$ 4,521	$ 4,457	$ 4,739

[1]	If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
[4]	Stated as a percentage of average net assets attributable to common shares for the year ended October 31, 2023.
[5]	The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to increase investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
[6]	As of October 31, 2023, the outstanding borrowings represented approximately 21.8% leverage.
[7]	Includes interest and fee expense on notes payable.
[8]	For the two months ended October 31, 2018. Effective September 1, 2018, the fiscal year-end of the Fund changed from August 31 to October 31.
[9]	Calculated by subtracting the Fund’s total liabilities (not including the borrowings/notes payable) from the Fund’s total assets, and dividing the result by the borrowings/notes payable balance in thousands.